ROYALTIES, AND MINING AND INCOME TAX, AND DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2017
ROYALTIES, AND MINING AND INCOME TAX, AND DEFERRED TAX
Schedule of royalty tax expense

		Revised
Figures in million - SA rand	2017	2016	2015
Current charge on:
SA Gold revenue	(325.2)	(528.0)	(400.6)
SA PGM revenue	(73.3)	(38.6)	-
Total royalties	(398.5)	(566.6)	(400.6)

Schedule of mining and income tax expense

			Revised
Figures in million - SA rand	Note	2017	2016	2015
Current tax		(504.2)	(1,111.8)	(696.7)
Mining tax		(425.2)	(1,031.6)	(665.6)
Non-mining tax		(70.6)	(83.9)	(16.0)
Company and capital gain tax		(8.4)	3.7	(15.1)

Deferred tax	9.3	3,450.8	(90.3)	319.5
Deferred tax charge		879.7	(30.5)	348.3
Deferred tax rate adjustment[1,2]		2,571.1	(59.8)	(28.8)

Total mining and income tax		2,946.6	(1,202.1)	(377.2)

[1] The change in the estimated long term deferred tax rate, as a result of applying the mining tax formula at the SA gold operations, at which the temporary differences will reverse amounted to a deferred tax benefit of R39.6 million for the year ended 31 December 2017 (2016: charge of R59.8 million and 2015: charge of R28.8 million).

2 On 22 December 2017, the Tax Cuts and Jobs Act was signed into legislation in the United States. As a result the Stillwater Group’s deferred tax rate changed from 37.69% to 24.23% and a deferred tax benefit of R2,531.5 million (US$204.8 million) was recognised.

Schedule of reconciliation of the Group's mining and income tax to the South African statutory company tax rate

		Revised
Figures in million - SA rand	2017	2016	2015
Tax on loss/(profit) before tax at maximum South African statutory company tax rate	2,066.3	(1,188.5)	(256.3)
South African gold mining tax formula rate adjustment	157.6	160.9	129.5
United States statutory tax rate adjustment	57.3	-	-
Non-deductible amortisation and depreciation	(0.9)	(35.0)	(25.7)
Non-deductible finance charges	(165.8)	(48.7)	-
Non-deductible share-based payments	(58.4)	(115.5)	(33.3)
Non-taxable gain/(non-deductible loss) on foreign exchange differences	45.0	(52.1)	17.8
Non-taxable share of results of equity-accounted investees	81.6	3.7	32.5
Non-deductible impairments	(1,054.9)	(65.6)	-
Non-taxable gain on acquisition	-	610.0	-
Non-deductible transaction costs	(154.6)	(44.0)	(7.2)
Net other non-taxable income and non-deductible expenditure	(294.6)	62.5	6.3
Change in estimated deferred tax rate	2,571.1	(59.8)	(28.8)
Deferred tax assets not recognised	(303.1)	(430.0)	(267.1)
Non-taxable gain on derecognition of financial guarantee liability	-	-	55.1
Mining and income tax	2,946.6	(1,202.1)	(377.2)

Schedule of deferred tax

			Revised
Figures in million - SA rand	Notes	2017	2016	2015
Included in the statement of financial position as follows:
Deferred tax assets		(206.2)	(228.2)	(63.2)
Deferred tax liabilities		8,525.2	4,915.4	3,561.4
Net deferred tax liabilities		8,319.0	4,687.2	3,498.2

Reconciliation of the deferred tax balance:
Balance at beginning of the year		4,687.2	3,498.2	3,817.7
Deferred tax recognised in profit or loss	9.2	(3,450.8)	90.3	(319.5)
Deferred tax recognised in other comprehensive income		(27.7)	-	-
Deferred tax on acquisition of subsidiaries	13	7,486.3	1,098.7	-
Foreign currency translation		(376.0)
Balance at end of the year		8,319.0	4,687.2	3,498.2

Schedule of components of net deferred tax liabilities

		Revised
Figures in million - SA rand	2017	2016	2015
Deferred tax liabilities
Mining assets	9,642.6	6,365.4	4,822.8
Environmental rehabilitation obligation funds	600.7	729.6	575.3
Other	47.5	128.6	14.9
Gross deferred tax liabilities	10,290.8	7,223.6	5,413.0

Deferred tax assets
Environmental rehabilitation obligation	(840.7)	(1,041.0)	(612.3)
Occupational healthcare obligation	(299.7)	-	-
Other provisions	(434.0)	(546.3)	(341.6)
Tax losses and unredeemed capital expenditure	(397.4)	(890.1)	(812.6)
Share-based payment obligation	-	(59.0)	(148.3)
Gross deferred tax assets	(1,971.8)	(2,536.4)	(1,914.8)

Net deferred tax liabilities	8,319.0	4,687.2	3,498.2

Detailed components of the net deferred tax liabilities and estimated amounts available for set-off against future income

Figures in million - SA rand	2017	2016	2015
Tax losses
Wits Gold	64.6	64.6	84.4
Burnstone	-	-	155.3
Ezulwini	2,591.1	2,561.2	1,481.0
Other - SA region	15.9	19.0	31.3
Total gross tax losses	2,671.6	2,644.8	1,752.0
Other deductible temporary differences
Burnstone	11,306.8	10,012.6	9,009.0
Ezulwini	2,923.7	2,909.1	2,778.8
Ridge Mining Services Proprietary Limited	499.5	643.9	-
Stillwater Canada Inc.	1,550.8	-	-
Perigrine Minera Argentina SA	301.4	-	-
Other - SA region	54.2	55.6	-
Other - US region	183.3	55.6	-
Total gross tax losses and other deductible temporary differences	19,491.3	16,321.6	13,539.8

Deferred tax assets not recognised
Wits Gold	18.1	18.1	23.6
Burnstone	3,165.9	2,803.5	2,566.0
Ezulwini	1,544.1	1,531.7	1,192.7
Ridge Mining Services Proprietary Limited	139.9	180.3	-
Stillwater Canada Inc.	284.4	-	-
Perigrine Minera Argentina SA	105.5	-	-
Other - SA region	19.6	20.9	8.8
Other - US region	70.9	-	-
Total deferred tax assets not recognised	5,348.5	4,554.5	3,791.1

Schedule of tax and royalties receivables and payables

			Revised
Figures in million - SA rand	Notes	2017	2016	2015
Included in the statement of financial position as follows:
Tax receivable		(182.8)	-	-
Tax and royalties payable		34.9	88.6	129.6
Net tax and royalties (receivable)/payable		(147.9)	88.6	129.6

Reconciliation of the net tax and royalties (receivable)/payable balance:
Balance at beginning of the year		88.6	129.6	84.0
Royalties and current tax	9.1, 9.2	902.7	1,678.4	1,097.3
Tax and royalties paid		(899.3)	(1,732.6)	(1,051.7)
Tax payable on acquisition of subsidiaries	13	(260.4)	13.2	-
Foreign currency translation		20.5	-	-
Balance at end of the year		(147.9)	88.6	129.6